Stock Compensation	6 Months Ended
Dec. 31, 2013
Stock Compensation [Abstract]
Disclosure Of Stock Compensation Related Costs Share Based Payments [Text Block]
Note 12 – STOCK COMPENSATION

Restricted shares
On July 23, 2013, the Company entered into a consulting agreement to promote the Company's image in both the industry and capital markets. In connection with the agreements, the Company was to issue 170,632 shares of Common Stock valued at $2.02 (stock price at grant date), and recorded $344,675 as deferred compensation.  During the three and six months ended December 31, 2013, the Company amortized $73,065 and $127,863 respectively as stock-based compensation.
Number of shares
Granted but not issued June 30, 2013	338,368
Issued during six months ended December 31, 2013	-
Granted during six months ended December 31, 2013	170,632
Granted but not issued December 31, 2013	509,000